SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 545,111	$ 927,346
Amount representing interest	(117,090)	(137,323)
Lease liability	428,021	790,023	$ 378,643
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	190,856	429,948
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	282,419	355,879
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 71,836	$ 141,519